Investments (Securities Lending) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Securities Financing Transaction [Line Items]
Total cash collateral liability	$ 30,826	$ 28,319
Security collateral on deposit from counterparties	83	0
Reinvestment portfolio — estimated fair value	31,314	28,481
Securities Financing Transaction, Cost [Member]
Securities Financing Transaction [Line Items]
Securities loaned	26,989	27,094
Securities Financing Transaction, Fair Value [Member]
Securities Financing Transaction [Line Items]
Securities loaned	$ 30,269	$ 27,595